Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Business Combination

6. Business Combination

On June 22, 2021, the Company entered into an Asset Purchase Agreement with Cryocann USA Corp, a California corporation (“Cryocann”), pursuant to which Company acquired substantially all the assets of Cryocann (the “Cryocann Acquisition”). The aggregate purchase price was $3,500,000 million in cash and 10,000,000 shares of Company common stock and a promissory note was issued for $1,252,316 payable by Company to Cryocann on October 15, 2021, which represents the remaining Purchase Price of $2,500,000 minus the amount owed by Cryocann under a Loan Agreement dated April 23, 2021 by and between Cryocann and the Company.

The Company concluded that the Cryocann Acquisition qualified as a business combination under ASC 805. The Company’s allocation of the purchase price was calculated as follows:

Cash	$2,247,684
Common stock	1,804,500
Promissory Note	1,220,079
Total purchase price	$5,272,263

Description	Fair Value	Weighted average useful life (in years)
Assets acquired:
Intangible assets:
In process research and development	3,209,000	Indefinite
Patent	873,263	10
Goodwill	1,190,000
Total assets acquired	$5,272,263

As if the acquisition occurred on January 1, 2021, as reported in our pro forma basis, our net loss would have been $2,025,847 and our net loss per common share would have been $0.02 for the three months ended March 31, 2021. Our net sales would have remained unchanged during the period. These pro forma results are not necessarily indicative of the results that actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods.

6. BUSINESS COMBINATIONS

Effective June 23, 2021, the Company acquired substantially all the assets of Cryocann for $3,500,000 million in cash and 10,000,000 shares of Company common stock, of which $1,000,000 in cash and 10,000,000 shares of Company common stock were paid at closing and a promissory note was issued for $1,252,316 payable by Company to Cryocann on October 15, 2021, which represents the remaining Purchase Price of $2,500,000 minus the amount owed by Cryocann under a Loan Agreement dated April 23, 2021 by and between Cryocann and the Company.

The Company concluded that the Cryocann Acquisition qualified as a business combination under ASC 805. The Company’s allocation of the purchase price was calculated as follows:

Cash	$2,247,684
Common stock	1,804,500
Promissory Note	1,220,079
Total purchase price	$5,272,263

Description	Fair Value	Weighted average useful life (in years)
Assets acquired:
Intangible assets:
In process research and development	3,209,000	Indefinite
Patent	873,263	10
Goodwill	1,190,000
Total assets acquired	$5,272,263

The following table below represents the revenue, net loss and loss per share effect of the acquired company, as reported in our pro forma basis as if the acquisition occurred on January 1, 2021. These pro forma results are not necessarily indicative of the results that actually would have occurred if the acquisition had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods.

	For the Years Ended December 31,
	2022	2021
Net Sales	$7,641,737	$7,641,737
Net loss	$(12,417,483)	$(12,417,483)
Net loss per common share	$(0.08)	$(0.08)